Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000027439 [Member] | U S Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027439 [Member] | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027439 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027439 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027439 [Member] | U S Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027439 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027439 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027439 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000027439 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027439 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027439 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027439 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027439 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000027439 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000027439 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027439 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000027439 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000027439 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000027439 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000027439 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027439 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027439 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000027440 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027440 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000027440 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000027440 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000027440 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000027440 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027440 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027440 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027440 [Member] | W W Grainger Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027440 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027440 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027440 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027440 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000027440 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000027440 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000027440 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000027440 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000027440 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000027440 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000027440 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027440 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027441 [Member] | U S Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000027441 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027441 [Member] | U S Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027441 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027441 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027441 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027441 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027441 [Member] | U S Treasury Note Top Ten Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027441 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027441 [Member] | U S Treasury Inflation Indexed Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027441 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027441 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027441 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000027441 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027441 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027441 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027441 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000027441 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027441 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000027441 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027441 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027441 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000027441 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027444 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027444 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027444 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027444 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000027444 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000027444 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027444 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027444 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027444 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027444 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027444 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027444 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027444 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000027444 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000027444 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027444 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000027444 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000027444 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000027444 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000027444 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027444 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027445 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027445 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027445 [Member] | AptarGroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027445 [Member] | Qualys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027445 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027445 [Member] | Littelfuse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027445 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027445 [Member] | Donaldson Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027445 [Member] | Installed Building Products Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027445 [Member] | Watts Water Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027445 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027445 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000027445 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000027445 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000027445 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027445 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000027445 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000027445 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000027445 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027445 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027445 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000052650 [Member] | Paychex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000052650 [Member] | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052650 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000052650 [Member] | Mettler Toledo International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000052650 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000052650 [Member] | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052650 [Member] | American Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052650 [Member] | MSCI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052650 [Member] | Sysco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000052650 [Member] | Essential Utilities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000052650 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000052650 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000052650 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000052650 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000052650 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000052650 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000052650 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000052650 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000052650 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000052650 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000052650 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000052650 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102803 [Member] | Paychex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102803 [Member] | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102803 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102803 [Member] | Mettler Toledo International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102803 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102803 [Member] | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102803 [Member] | Essential Utilities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102803 [Member] | Medpace Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102803 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000102803 [Member] | Eversource Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000102803 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000102803 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000102803 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000102803 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000102803 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000102803 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000102803 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102803 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000102803 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000102803 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102803 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000102803 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106778 [Member] | Qualys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106778 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106778 [Member] | Medpace Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106778 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106778 [Member] | Nordson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106778 [Member] | IDEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106778 [Member] | Magnolia Oil And Gas Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106778 [Member] | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106778 [Member] | Allegion PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106778 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106778 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000106778 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000106778 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000106778 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000106778 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106778 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000106778 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106778 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000106778 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000106778 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106778 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000106778 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106779 [Member] | Qualys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106779 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000106779 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106779 [Member] | Donaldson Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106779 [Member] | IDEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106779 [Member] | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106779 [Member] | A O Smith Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106779 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106779 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106779 [Member] | Jack Henry And Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106779 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000106779 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000106779 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000106779 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106779 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000106779 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106779 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000106779 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000106779 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000106779 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000129551 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000129551 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129551 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000129551 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129551 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129551 [Member] | Assa Abloy AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000129551 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000129551 [Member] | Next PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000129551 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000129551 [Member] | Atlas Copco AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000129551 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000129551 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000129551 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000129551 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000129551 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000129551 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000129551 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000129551 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000129551 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000129551 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000129551 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%